Subsequent events		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Subsequent events

Note 8. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the consolidated financial statements are issued.

On July 11, 2025, the Company entered into an amended and restated promissory note, pursuant to which Pubco and ProCap BTC, LLC, a related party, will reimburse Inflection Points, a company under common control, for a principal sum of up to $1,000,000. The Promissory note shall bear no interest and is payable on the earlier of May 31, 2026 or the date of which the companies consummate the business combination, as described in Note 5. As of July 17, 2025, the Company has borrowed a total of $100,843 under the Promissory Note.

Note 8. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the consolidated financial statements are issued.

Effective December 5, 2025 the Company completed its Business Combination as disclosed above in Note 5.

Upon closing of the Business Combination, on December 5, 2025, certain qualified investors (the “Convertible Note Investors”) purchased convertible notes issued by the Company (“Convertible Notes”), in an aggregate principal amount of $235 million (see Note 5).

COLUMBUS CIRCLE CAPITAL CORP I [Member]
Subsequent events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the audited balance sheet date of December 31, 2024 through May 8, 2025, the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent to the balance sheet date, the Company borrowed approximately $123,000 against the promissory note for working capital purposes.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the accompanying condensed balance sheets date up to the date that the accompanying unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed financial statements.

PROCAP BTC, LLC [Member]
Subsequent events

Note 10. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements are issued.

As of July 17, 2025, the Company borrowed an additional $14,772 in total from Inflection point for expenses incurred, for a total amount outstanding of $26,330.

Note 11. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements are issued.

Effective December 5, 2025 the Company completed its Business Combination as disclosed above in Note 8.